Note 5 - Long-term Bank Loans	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Long-Term Debt [Text Block]

5. Long-Term Bank Loans

These consist of bank loans of the ship-owning companies. Outstanding long-term bank loans as of December 31, 2022 and June 30, 2023 are as follows:

Borrower	December 31, 2022	June 30, 2023
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	23,200,000	22,200,000
Kamsarmax Two Shipping Ltd.	11,950,000	14,000,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	17,000,000	15,800,000
Eirini Shipping Ltd.	3,530,000	3,110,000
Blessed Luck Shipowners Ltd.	4,750,000	4,250,000
Areti Shipping Ltd.	2,400,000	1,600,000
Molyvos Shipping Ltd. / Santa Cruz Shipowners Ltd.	19,025,000	17,075,000
	81,855,000	78,035,000
Less: Current portion	(23,040,000)	(10,950,000)
Long-term portion	58,815,000	67,085,000
Deferred charges, current portion	181,913	203,600
Deferred charges, long-term portion	454,831	463,286
Long-term bank loans, current portion net of deferred charges	22,858,087	10,746,400
Long-term bank loans, long-term portion net of deferred charges	58,360,169	66,621,714

The future annual loan repayments are as follows:

To June 30:
2024	10,950,000
2025	13,150,000
2026	7,140,000
2027	29,970,000
Thereafter	16,825,000
Total	78,035,000

Details of the loans are discussed in Note 7 and Note 17 of the Company’s consolidated financial statements for the year ended December 31, 2022, included in the 2022 Annual Report.

On  March 3, 2023, the Company repaid in full the then outstanding amount of $11.63 million of the loan of Kamsarmax Two Shipping Ltd. with HSBC Bank Plc. and M/V “Ekaterini” was released from its mortgage.

On  June 20, 2023, the Company signed a term loan facility with Hamburg Commercial Bank AG. and a loan of $14,000,000 was drawn by Kamsarmax Two Shipping Ltd. mortgaging as collateral M/V “Ekaterini”. The loan is payable in sixteen consecutive quarterly installments in the amount of $240,000 each, followed by a balloon instalment of $10,160,000, payable together with the last instalment in June 2027. The loan bears interest at term Secured Overnight Financing Rate (“term SOFR”) plus credit adjustment spread plus a margin of 2.50%. The loan is secured with the following: (i) first priority mortgages over M/V “Ekaterini”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $126,000 for this loan.

The Company’s bank loans are secured with one or more of the following:

●	first priority mortgage over the respective vessels on a joint and several basis.
●	first assignment of earnings and insurance.
●	a corporate guarantee of EuroDry Ltd.
●	a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the security cover ratio (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from 120% to 125%), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $3,080,863 and $2,830,938 as of December 31, 2022 and June 30, 2023, respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the unaudited condensed consolidated balance sheets. As of June 30, 2023, the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the six-month periods ended June 30, 2022 and 2023 amounted to $1,405,623 and $2,859,207, respectively.